TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2015 USD ($) item
Taxes On Income [Line Items]
Period of tax exemption	2 years
Period in which investment must be made	3 years
Minimum qualifying investment | ₪	₪ 300
Experation period since approval	14 years
Experation period since enterpise began operating	14 years
Experation period since beginning of the year of election	14 years
Foreign investors'' company tax benefits period	14 years
Number of capital investment programs granted approved enterprise status | item				3
Number of capital investment programs under beneficiary enterprise status | item				2
Israeli tax rate	26.50%	26.50%	25.00%
Valuation allowance		$ 95,928		$ 97,899
Accrued interest and penalties				$ 1,370
Law For Encouragement Of Capital Investments [Member]
Taxes On Income [Line Items]
Amended tax rate 2011 and 2012				15.00%
Amended tax rate 2013 and 2014	0.00%
Amended tax rate 2015 and thereafter				12.50%
Amended tax rate 2014 and thereafter				12.00%
Tax rate on dividends distributed to individuals or foreign residents from the preferred enterprise's earnings				16.00%
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it				20.00%
Law For Encouragement Of Capital Investments [Member] | Development Area [Member]
Taxes On Income [Line Items]
Amended tax rate 2014 and thereafter				9.00%
Law For Encouragement Of Industry Taxes [Member]
Taxes On Income [Line Items]
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it				90.00%
Amortization period for know-how and patents	8 years
Amortization period for deferred stock issuance costs	3 years
NO [Member]
Taxes On Income [Line Items]
Net operating losses				$ 12,600
Internal Revenue Service I R S [Member]
Taxes On Income [Line Items]
Net operating losses				1,400
Domestic Country [Member]
Taxes On Income [Line Items]
Net operating losses				198,760
Israeli capital loss				7,987
BR [Member]
Taxes On Income [Line Items]
Net operating losses				$ 9,500
Annual limit against taxable income				30.00%
Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%
Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%